Jassmin McIver-Jones

Counsel

The Lincoln National Life Insurance Company

100 N. Greene Street

Greensboro, North Carolina 27401

Telephone: (336)691-3892

Jassmin.McIver-Jones@LFG.com

VIA EDGAR

February 3, 2021

U.S. Securities and Exchange Commission

100 F Street, N. E.

Washington, DC 20549-0506

Re: Lincoln Life Flexible Premium Variable Life Account R

The Lincoln National Life Insurance Company

File No: 333-249920; 811-08579; CIK: 0001051932

Pre-Effective Amendment No.: 1 to the Initial Registration Statement, Form N-6

Lincoln SVULONE2021

Dear Sir or Madam:

Today we are electronically filing on EDGAR a Pre-Effective Amendment No.1 (with all requested revisions incorporated) to the Initial Registration Statement on Form N-6 for the “Lincoln SVULONE 2021” along with all financials and an updated Power of Attorney.  Once it is effective we will be filing a 497 to reflect the effective date and all changes made.  If this understanding is not correct, please let me know as soon as you can.

Please contact me at (336) 691-3292 with any questions or comments about this filing.

Sincerely,

/s/Jassmin McIver-Jones

Jassmin McIver-Jones
Counsel